LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Cost and Fair Value of Available-for-Sale Securities

The cost and fair value of the available-for-sale securities as of December 31, 2013 were as follows:

	Cost	Unrealized Gain	Fair Value
Agios Pharmaceuticals, Inc. (“Agios”)	$3,000	$2,320	$5,320
Foundation Medicine, Inc. (“FMI”)	1,000	1,635	2,635
Amicus Therapeutics, Inc. (“Amicus”)	3,978	527	4,505

Total	$7,978	$4,482	$12,460

Summary of Direct Ownership Interests and Carrying Amount Investments in Equity-Method Investees

The following table summarizes the Company’s direct ownership interests in equity-method investees:

	As of December 31,
	2012	2013
NICLC	40.0%	—
WuXi MedImmune	50.0%	50.0%
WuXiPRA (See Note 4)	—	51.0%
Adagene	—	15.8%
QB3	—	13.3%
PhageLux	—	20.0%

The following table summarizes the carrying amount of investments in equity-method investees:

	As of December 31,
	2012	2013
NICLC	637	—
WuXi MedImmune	4,858	2,117
WuXiPRA	—	1,284
Adagene	—	410
QB3	—	500
PhageLux	—	500

Total	5,495	4,811